Share-Based Compensation - Additional Information (Details) - USD ($)											12 Months Ended
	Dec. 31, 2023	Jul. 17, 2023	Jun. 30, 2023	Mar. 19, 2023	Mar. 17, 2023	Mar. 15, 2023	Aug. 08, 2022	Apr. 04, 2022	Mar. 17, 2022	Jul. 09, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs related to share grants											$ 819,919	$ 799,902	$ 1,373,292
Options exercisable (in shares)	547,393										547,393
Weighted average exercise price of share options exercisable (in dollars per share)	$ 18.25										$ 18.25
Weighted-average remaining contractual term of options outstanding											2 years 11 months 26 days
Share-based compensation costs											$ 422,936	$ 14,240	$ 0
Options vested but not exercised (in shares)												274,981
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period											1 year
Expected term											4 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period											3 years
Expected term											6 years 6 months
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)											47,829	85,716
Weighted average grant date fair value of awards granted (in dollars per share)											$ 12.45	$ 10.83
Awards vested (in shares)											78,144	71,504
Weighted average grant date fair value of awards vested (in dollars per share)											$ 10.16	$ 10.64
Total compensation cost not yet recognized	$ 400,282										$ 400,282	$ 619,869
Total compensation cost not yet recognized period for recognition											9 months 21 days	1 year 14 days
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period											3 years
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period											10 years
Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period											3 years
Share-based compensation costs											$ 41,588	$ 38,220
Discount percentage to share price		15.00%					15.00%			15.00%
Shares issued (in shares)											0
Long Term Incentive Plan Two Thousand Thirteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized for grant (in shares)	3,000,000										3,000,000
Total compensation cost not yet recognized	$ 1,142,618										$ 1,142,618
Long Term Incentive Plan Two Thousand Thirteen [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested (in shares)						47,829
Weighted average grant date fair value of awards vested (in dollars per share)						$ 12.45
2023 Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized for grant (in shares)	3,000,000										3,000,000
Non Employee Director [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						1 year			1 year
Non Employee Director [Member] | Long Term Incentive Plan Two Thousand Thirteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested (in shares)	4,494				45,864
Weighted average grant date fair value of awards vested (in dollars per share)	$ 12.45				$ 10.65
Fair value of shares vested	$ 65,388				$ 553,120
Non Employee Director [Member] | Long Term Incentive Plan Two Thousand Thirteen [Member] | March 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested (in shares)												29,295
Weighted average grant date fair value of awards vested (in dollars per share)												$ 10.26
Fair value of shares vested												$ 311,698
Non Employee Director [Member] | Long Term Incentive Plan Two Thousand Thirteen [Member] | 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested (in shares)												11,538
Weighted average grant date fair value of awards vested (in dollars per share)												$ 10.40
Fair value of shares vested												$ 119,995
Non Employee Director [Member] | Long Term Incentive Plan Two Thousand Thirteen [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)						36,327			57,402
Weighted average grant date fair value of awards granted (in dollars per share)									$ 10.40
Officers and Employees [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						3 years		3 years	3 years
Officers and Employees [Member] | Long Term Incentive Plan Two Thousand Thirteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested (in shares)				12,159
Weighted average grant date fair value of awards vested (in dollars per share)				$ 7.90
Fair value of shares vested				$ 157,581
Officers and Employees [Member] | Long Term Incentive Plan Two Thousand Thirteen [Member] | 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested (in shares)												28,497
Weighted average grant date fair value of awards vested (in dollars per share)												$ 11.06
Fair value of shares vested												$ 274,240
Officers and Employees [Member] | Long Term Incentive Plan Two Thousand Thirteen [Member] | 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested (in shares)												2,174
Weighted average grant date fair value of awards vested (in dollars per share)												$ 10.26
Fair value of shares vested												$ 15,000
Officers and Employees [Member] | Long Term Incentive Plan Two Thousand Thirteen [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)						11,502		10,000	18,314
Weighted average grant date fair value of awards granted (in dollars per share)								$ 12.17	$ 10.40
Officer [Member] | Long Term Incentive Plan Two Thousand Thirteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested (in shares)			15,627
Weighted average grant date fair value of awards vested (in dollars per share)			$ 9.84
Fair value of shares vested			$ 203,307